Securitisation, covered bonds and other transferred assets (Tables)	12 Months Ended
Sep. 30, 2019
Securitisation, covered bonds and other transferred assets
Schedule of assets transferred and their associated liabilities

			For those liabilities that only have recourse to
			the transferred assets:
	Carrying	Carrying	Fair	Fair
	amount of	amount of	value of	value of	Net fair
Consolidated	transferred	associated	transferred	associated	value
$m	assets	liabilities	assets	liabilities	position
2019
Securitisation[1]	8,221	8,190	8,268	8,177	91
Covered bonds[2]	44,676	38,037	n/a	n/a	n/a
Repurchase agreements	13,754	10,604	n/a	n/a	n/a
Total	66,651	56,831	8,268	8,177	91
2018
Securitisation[1]	7,631	7,588	7,662	7,565	97
Covered bonds[2]	43,088	35,434	n/a	n/a	n/a
Repurchase agreements	12,492	9,522	n/a	n/a	n/a
Total	63,211	52,544	7,662	7,565	97

			For those liabilities that only have recourse to
			the transferred assets:
	Carrying	Carrying	Fair	Fair
	amount of	amount of	value of	value of	Net fair
Parent Entity	transferred	associated	transferred	associated	value
$m	assets	liabilities	assets	liabilities	position
2019
Securitisation[1]	101,689	101,146	101,871	100,268	1,603
Covered bonds[2]	37,697	33,160	n/a	n/a	n/a
Repurchase agreements	13,754	10,604	n/a	n/a	n/a
Total	153,140	144,910	101,871	100,268	1,603
2018
Securitisation[1]	97,259	96,728	97,291	96,473	818
Covered bonds[2]	36,190	30,268	n/a	n/a	n/a
Repurchase agreements	12,492	9,522	n/a	n/a	n/a
Total	145,941	136,518	97,291	96,473	818

1.	The carrying amount of assets securitised exceeds the amount of notes issued primarily because the carrying amount includes both principal and income received from the transferred assets.
2.

The difference between the carrying values of covered bonds and the assets pledged reflects the over-collateralisation required to maintain the ratings of the covered bonds and also additional assets to allow immediate issuance of additional covered bonds if required. These additional assets can be repurchased by Westpac at its discretion, subject to the conditions set out in the transaction documents.